8. Income Taxes (Details - Tax provision) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current tax provision: Federal					$ 0	$ 0
Deferred tax provision (benefit): Federal					(16,541)	(46,044)
Change in valuation allowance					16,541	46,044
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0